Fees to auditors appointed at the Annual General Meeting (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fees to auditors appointed at the Annual General Meeting
Audit	kr 7,879	kr 5,941	kr 1,847
Audit-related services and other assurance engagements	721	1,002	1,731
Other	0	0	12
Total fees	kr 8,600	kr 6,943	kr 3,590